Risk management - Derivative financial instruments to transition to alternative benchmarks (Details)	Dec. 31, 2023	Dec. 31, 2022
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	77,388,000,000	631,636,000,000
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | USD LIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	151,000,000	495,318,000,000
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	77,238,000,000	136,318,000,000
Swaption | USD LIBOR ICE Swap Rate
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value		10,810,000,000